PREFERRED STOCK (Details) - USD ($)		1 Months Ended			12 Months Ended
	Jan. 10, 2016	Aug. 31, 2016	Aug. 18, 2016	Jan. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Mar. 20, 2015	Sep. 22, 2014	Dec. 23, 2013
Class of Stock [Line Items]
Preferred shares, shares authorized					20,000,000	20,000,000
Preferred shares, shares outstanding					100,000	5,200,000
Preferred shares, par value per share					$ 0.01	$ 0.01
Preferred stock dividends, shares issued			307,910	501,562	809,472
Conversion of Stock, Shares Issued		5,100,000			5,100,000
Common shares issued, value					$ 800,000	$ 990,000
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Preferred shares, shares authorized					2,000,000	2,000,000	2,000,000
Preferred shares, shares outstanding					0	500,000
Dividend rate					10.00%
Preferred stock dividend shares accrued				39,863
Preferred stock dividends, shares issued				39,863
Conversion of stock shares converted		500,000
Common Stock [Member] | Series D Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Issued			500,000
Common shares issued			30,187
Common shares issued, value			$ 25,659
Common Stock [Member] | Series C Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Issued			1,800,000
Common shares issued					108,675
Common shares issued, value					$ 92,373
Common Stock [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Issued			1,000,000
Common shares issued					60,375
Common shares issued, value					$ 51,319
Common Stock [Member] | Series A Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Issued			1,800,000
Common shares issued					108,675
Common shares issued, value					$ 92,373
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred shares, shares authorized					2,000,000	2,000,000		2,000,000
Preferred shares, shares outstanding					0	1,800,000
Dividend rate					10.00%
Preferred stock dividend shares accrued				180,000
Preferred stock dividends, shares issued				180,000
Conversion of stock shares converted		1,800,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred shares, shares authorized					1,000,000	1,000,000			1,000,000
Preferred shares, shares outstanding					0	1,000,000
Dividend rate					10.00%
Conversion of stock shares converted			1,000,000
Common shares issued	100,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred shares, shares authorized					2,000,000	2,000,000
Preferred shares, shares outstanding			100,000		100,000	1,900,000
Dividend rate					10.00%
Preferred stock dividend shares accrued				181,699	10,000
Preferred stock dividends, shares issued				181,699
Conversion of stock shares converted			1,800,000